Cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Guaranteed Investment Certificate	$ 61,568	$ 61,506
Guaranteed Investment Certificate interest rate	0.50%	0.10%